INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

February 5, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) (File Nos. 333-191476

and 811-22894) on behalf of the Tradr 2X Short Innovation Daily ETF (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 438 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of disclosing changes to the Fund’s principal investment objective and strategies, and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information. In addition, the Fund will be changing its name to the “Tradr 1X Short Innovation Daily ETF.”

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary